Business Combination (Details) - Schedule of Acquisition in Purchase Price Allocation Depreciation and Amortization - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Purchase Price:
Cash	$ 31,074,127
Side Letter payable	1,925,873	$ 1,925,873
Promissory note to Sellers of Pogo Business	15,000,000	15,000,000
10,000 HNRA Class A Common shares for Option Agreement	67,700	67,700
200,000 HNRA Class A Common shares	1,354,000	1,354,000
1,800,000 OpCo Class B Units	12,186,000	12,186,000
1,500,000 OpCo Preferred Units	21,220,594	21,220,594
Total purchase consideration	82,828,294	82,828,294
Purchase Price Allocation
Cash	246,323	246,323
Accounts receivable	3,986,559	3,986,559
Prepaid expenses	368,371	368,371
Oil & gas reserves	93,809,392	93,809,392
Derivative assets	51,907	51,907
Accounts payable	(2,290,475)	(2,290,475)
Accrued liabilities and other	(1,244,633)	(1,244,633)
Revenue and royalties payable	(775,154)	(775,154)
Revenue and royalties payable, related parties	(1,199,420)	(1,199,420)
Short-term derivative liabilities	(27,569)	(27,569)
Deferred tax liabilities	(8,528,772)	(8,528,772)
Asset retirement obligations, net	(893,235)	(893,235)
Other liabilities	(675,000)	(675,000)
Net assets acquired	$ 82,828,294	$ 82,828,294